Prepayments and Other Assets, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance
Provision		48,373
Write off		(48,373)
Foreign currency translation adjustments
Ending balance